Capital Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Capital Lease Obligations
Summary of future annual minimum payments required under lease obligations

Twelve months ended March 31,
2021	$20,442,099
2022	215,164
Total	20,657,263
Less amount representing interest	(70,192)
20,587,071
Current portion	(20,421,195)
Long-term portion	$165,876

2020	$19,813,539
2021	255,652
Total	20,069,191
Less amount representing interest	(86,198)
19,982,993
Current portion	(19,749,854)
Long-term portion	$233,139